Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Discontinued operation depreciation expense related to property and equipment, net	$ 12	$ 0	$ 51
Proceeds from sale of fixed assets	349
Fixed assets net book value	$ 636